CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash provided from operating activities:
Net loss for the year	$ (28,734)	$ (7,419)
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets	(11,781)	(5,990)
Fair value adjustment on sale of inventory	10,122	6,374
Fair value adjustment on warrants measured at fair value	20,155	(3,653)
Depreciation of property, plant and equipment	690	340
Amortization of intangible assets	31	125
Depreciation of right-of-use assets	209	136
Listing cost of reverse acquisition		3,632
Finance income, net	72	707
Changes in employee benefit liabilities, net	59	46
Deferred tax expense (benefit), net	(66)	(95)
Share-based payments expenses	3,382	2,779
Total adjustments for non-cash items	22,873	4,401
Changes in non-cash working capital:
Increase in trade receivables, net	(3,534)	(1,631)
Increase in other accounts receivable and advances to suppliers	(1,029)	(2,556)
Decrease in biological assets, net of fair value adjustments	11,771	5,994
Increase in inventories, net of fair value adjustments	(12,729)	(5,872)
Increase in trade payables	2,135	795
Increase in other accounts payable and accrued expenses	1,929	628
Changes in non-cash working capital	(1,457)	(2,642)
Taxes paid	(601)	(299)
Net cash used in operating activities	(7,919)	(5,959)
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,617)	(1,547)
Purchase of intangible assets	(93)
Acquisition of subsidiary		(1,316)
Investments	(1,347)	(912)
Change in restricted bank deposits	(18)
Net cash used in investing activities	(4,075)	(3,775)
Cash provided by financing activities:
Proceeds from issuance of share capital, net of issuance costs		15,570
Proceeds from issuance of warrants measured at fair value		2,597
Proceeds from exercise of warrants and compensation options	6,378
Proceeds from exercise of options	612
Repayment of lease liability	(182)	(102)
Repayment of lease liability interest	(68)	(63)
Repayment of bank loan		(951)
Net cash provided by financing activities	6,740	17,051
Effect of foreign exchange on cash and cash equivalents	213	(982)
Increase (decrease) in cash and cash equivalents	(5,041)	6,335
Cash and cash equivalents at beginning of year	13,926	7,591
Cash and cash equivalents at end of year	8,885	13,926
Supplemental disclosure of non-cash activities:
Right-of-use asset recognized with corresponding lease liability	$ 107	(396)
The subsidiary's assets and liabilities at date of acquisition:
Working capital (excluding cash and cash equivalents)		166
Bank credit		(321)
Bank loan		(624)
Property, plant and equipment		1,074
Intangible assets		996
Goodwill		292
Deferred tax liability		(267)
Acquisition of subsidiary		$ 1,316